Concentration of Risks (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Concentration of Risks (Details) [Line Items]
Major customers and suppliers percentage	83.49%
Percentage of revenues	100.00%
Spirtas Worldwide and Sesame Tech Corp [Member]
Concentration of Risks (Details) [Line Items]
Major customers and suppliers percentage	16.51%
Foreign Currency Exchange Rate Risk [Member]
Concentration of Risks (Details) [Line Items]
Depreciation of RMB against US dollar	6.20%	5.70%	4.30%